FAIR VALUE MEASUREMENTS (Schedule of reconciliation of the fair values) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)	2.86%	0.73%
Annual Asset Volatility Estimate	75.00%	85.00%